Omnibus Incentive Compensation Plan (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($) shares
Units
Unvested, end of period	$ 462
Employee equity compensation
Units
Unvested, beginning of period | shares	170,002
Vested | shares	0
Unvested, end of period | shares	170,002
Unvested, beginning of period	$ 939
Vested	0
Unvested, end of period	$ 939
Non-Employee equity compensation
Units
Unvested, beginning of period | shares	375,000
Vested | shares	0
Unvested, end of period | shares	375,000
Unvested, beginning of period	$ 2,598
Vested	0
Unvested, end of period	$ 2,598